Revenue - Summary of Changes in Contract Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities Beginning balance	$ 22,331
Additions to contract liabilities during the period	35,760
Provision for contract losses	8,465
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(21,957)
Amounts added to contract liabilities during the period	(25,383)
Contract liabilities Ending balance	$ 19,216